Consolidated Balance Sheet $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 34,050	$ 1,138	$ 27,645
Financial assets at fair value through profit or loss	1	0	0
Hedging financial assets	0	0	1
Contract assets	4,441	148	4,869
Trade notes and accounts receivable, net	26,408	883	30,076
Receivables from related parties	17	1	24
Inventories	17,344	580	15,121
Prepayments	1,883	63	1,873
Other current monetary assets	7,498	251	9,504
Other current assets	2,430	81	2,576
Total current assets	94,072	3,145	91,689
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	778	26	517
Financial assets at fair value through other comprehensive income	7,154	239	6,933
Investments accounted for using equity method	7,139	239	2,732
Contract assets	2,601	87	2,344
Property, plant and equipment	283,694	9,484	288,914
Right-of-use assets	11,364	380	0
Investment properties	8,169	273	8,287
Intangible assets	47,047	1,573	50,944
Deferred income tax assets	3,259	109	3,554
Incremental costs of obtaining a contract	943	32	1,335
Net defined benefit assets	2,128	71	1,164
Prepayments	2,679	90	3,463
Other noncurrent assets	6,101	204	5,180
Total noncurrent assets	383,056	12,807	375,367
TOTAL	477,128	15,952	467,056
CURRENT LIABILITIES
Short-term loans	90	3	100
Financial liabilities at fair value through profit or loss	0	0	1
Contract liabilities	16,840	563	10,688
Trade notes and accounts payable	15,312	512	20,465
Payables to related parties	654	22	918
Current tax liabilities	5,812	194	6,221
Lease liabilities	3,291	110	0
Other payables	22,953	767	23,315
Provisions	207	7	128
Other current liabilities	984	33	1,382
Total current liabilities	66,143	2,211	63,218
NONCURRENT LIABILITIES
Contract liabilities	6,841	229	2,595
Long-term loans	1,600	53	1,600
Deferred income tax liabilities	1,912	64	1,992
Provisions	97	3	79
Lease liabilities	6,467	216	0
Customers’ deposits	4,748	159	4,716
Net defined benefit liabilities	3,505	117	3,534
Other noncurrent liabilities	1,543	52	4,793
Total noncurrent liabilities	26,713	893	19,309
Total liabilities	92,856	3,104	82,527
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE PARENT
Common stocks	77,574	2,594	77,574
Additional paid-in capital	149,762	5,007	149,762
Retained earnings
Legal reserve	77,574	2,594	77,574
Special reserve	2,676	89	2,676
Unappropriated earnings	65,984	2,206	66,626
Total retained earnings	146,234	4,889	146,876
Other adjustments	587	20	460
Total equity attributable to stockholders of the parent	374,157	12,510	374,672
NONCONTROLLING INTERESTS	10,115	338	9,857
Total equity	384,272	12,848	384,529
TOTAL	$ 477,128	$ 15,952	$ 467,056